HELD FOR SALE	6 Months Ended
Jun. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
HELD FOR SALE	HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2022 (MILLIONS)	Real Estate	Infrastructure	Private Equity	Total
Assets
Cash and cash equivalents	$174	$30	$—	$204
Accounts receivable and other	102	80	2	184
Equity accounted investments	78	140	—	218
Investment properties	8,215	—	—	8,215
Property, plant and equipment	433	3	70	506
Other long-term assets	207	624	—	831
Deferred income tax assets	31	—	—	31
Assets classified as held for sale	$9,240	$877	$72	$10,189
Liabilities
Accounts payable and other	$355	$67	$41	$463
Non-recourse borrowings of managed entities	—	436	—	436
Deferred income tax liabilities	651	6	—	657
Liabilities associated with assets classified as held for sale	$1,006	$509	$41	$1,556
As at June 30, 2022, assets held for sale within our Real Estate segment include eight malls in the U.S., five hospitality assets in the U.S., four office assets in the U.S., a portfolio of student housing assets in the U.K., a mixed-use asset in South Korea, and a multifamily asset in the U.S.
For the six months ended June 30, 2022, we disposed of $7.9 billion and $3.2 billion of assets and liabilities, respectively. The majority of disposals relate to the sales of a triple-net lease portfolio, a hospitality portfolio and four malls in the U.S., and an office asset in the U.K. within our Real Estate segment